SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Basis of Presentation
Basis of Presentation—The accompanying consolidated financial statements include the accounts of the Company and its wholly owned subsidiary and have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
Pursuant to the Merger Agreement, the merger between Merger Sub and Legacy ESS was accounted for as a reverse recapitalization in accordance with U.S. GAAP (the “Reverse Recapitalization”). Under this method of accounting, STWO was treated as the “acquired” company and Legacy ESS was treated as the acquirer for financial reporting purposes. Accordingly, for accounting purposes, the Reverse Recapitalization was treated as the equivalent of Legacy ESS issuing stock for the net assets of STWO, accompanied by a recapitalization. The net assets of STWO were stated at historical cost, with no goodwill or other intangible assets recorded. Legacy ESS was determined to be the accounting acquirer based on the following predominant factors:
•Legacy ESS’s existing stockholders had the greatest voting interest in the Company;
•Legacy ESS’s directors represented all of the new board of directors of the Company;
•Legacy ESS’s senior management continued as the senior management of the Company; and,
•Legacy ESS had the larger employee base.
The assets, liabilities and results of operations prior to the Reverse Recapitalization are those of Legacy ESS. The shares and corresponding capital amounts and losses per share, prior to the Reverse Recapitalization, have been retroactively restated based on shares reflecting the exchange ratio of approximately 1.47 (the “Per Share Consideration”) established in the Business Combination.

Risks and Uncertainties
Risks and Uncertainties—The Company is subject to a number of risks associated with companies of similar size in its industry, including, but not limited to, the need for successful development of products, the need for additional capital and financing to fund operations, competition from substitute products and services from larger companies, legal protection of proprietary technology, patent litigation, dependence on key individuals, and risks associated with changes in information technology.
COVID-19 presents material uncertainty and risk with respect to the Company, its performance, and its financial results and could adversely affect the Company’s financial position and results.

Segment Information
Segment Information—The Company has determined that its Chief Executive Officer (“CEO”) is its chief operating decision maker (“CODM”). The CEO reviews financial information for purposes of assessing performance and making decisions on how to allocate resources. The Company has determined that it operates in a single reportable segment.
Substantially all of the Company’s operations and long-lived assets were attributable to operations in the United States as of December 31, 2021 and 2020.

Use of Estimates	Use of Estimates—The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions that affect the reported amounts of assets and liabilities and disclosure of commitments and contingencies as of the date of the financial statements and the reported amounts of expenses during the reporting periods. Such estimates relate to, among others, the useful lives and assessment of recoverability of property and equipment, deferred tax assets valuation, determination of the fair value of the Company’s Bridge Loan, warrant liabilities, Series C-2 Convertible Preferred Stock Issuance Right, earnout liabilities, earnout warrant liabilities, public warrants, private warrants, as well as other accruals. These estimates are based on historical trends, market pricing, current events and other relevant assumptions and data points. Actual results could differ from those estimates and such differences may be material to the financial statements.
Concentration of Credit Risk	Concentration of Credit Risk—Financial instruments that potentially subject the Company to concentration of credit risk consist of cash and cash equivalents and restricted cash. The Company’s cash and cash equivalents include cash in bank accounts and money market accounts. The Company’s restricted cash includes a certificate of deposit and performance and payment bond. Deposits held with banks may exceed the amount of insurance provided on such deposits.
Net Loss per Share	Net Loss Per Share— The Company follows the two-class method when computing net income (loss) per common share when shares are issued that meet the definition of participating securities. Under this method, net earnings are reduced by the amount of dividends declared in the current period for common shareholders and participating security holders. The remaining earnings or “undistributed earnings” are allocated between common stock and participating securities to the extent that each security may share in earnings as if all the earnings for the period had been distributed. Once calculated, the earnings per common share is computed by dividing the net income (loss) attributable to common shareholders by the weighted average number of common shares outstanding during each year presented. Diluted income (loss) attributable to common shareholders per common share has been computed by dividing the net income (loss) attributable to common shareholders by the weighted average number of common shares outstanding plus the dilutive effect of outstanding options, warrants, restricted stock units (“RSU”), and earnout shares pending satisfaction of a regulatory holding period during the respective periods computed using the treasury method. In cases where the Company has a net loss, no dilutive effect is shown as options, warrants, RSU, and earnout shares pending satisfaction of a regulatory holding period become anti-dilutive.
Cash, Cash Equivalents, and Restricted Cash
Cash and Cash Equivalents—The Company considers all highly liquid investments with an original maturity of three months or less when purchased to be cash equivalents. Cash equivalents are recorded at carrying value, which approximates fair value. Cash and cash equivalents include cash in bank accounts and money market funds.
Restricted Cash—Restricted cash is required as collateral for certain of the Company’s lease agreements and contractual supply and service arrangements. Restricted cash includes a certificate of deposit for the Company’s lease agreements and a performance and payment bond for the Company’s supply and service arrangements. The certificate of deposit and bond are recorded at carrying value, which approximates fair value. Restricted cash amounts are reported in the balance sheets as current or non-current depending on when the cash will be contractually released.
Property and Equipment
Property and Equipment—Property and equipment are stated at cost, net of depreciation. Depreciation is provided using the straight-line method over the estimated useful lives of the assets, which range from three to seven years. Leasehold improvements are amortized over the lesser of the estimated useful lives of the assets or the remaining lease term. Expenditures for maintenance and repairs are expensed in the Statements of Operations as incurred. Expenditures which materially increase values, change capacities, or extend useful lives are capitalized. When assets are retired or disposed of, the cost and accumulated depreciation are removed from the accounts, and any resulting gains or losses are recognized in other expense, net.
The Company evaluates the recoverability of property and equipment for possible impairment whenever events or circumstances indicate that the carrying amount of such assets may not be recoverable. The Company assesses the alternative use of an asset, the condition of the asset and the current market demand to determine if an asset is impaired. No impairment loss was recognized during the years ended December 31, 2021 and 2020.

Revenue Recognition	Revenue Recognition—The Company did not recognize any revenue in fiscal years 2021 and 2020. The Company will recognize revenue in compliance with the requirements of, and the guidance provided by Accounting Standards Codification (“ASC”) 606 - Revenue from Contracts with Customers (Topic 606).
Sales and Marketing	Sales and Marketing—Sales and marketing costs consist of compensation costs and employee benefits of marketing and sales personnel and related support teams, stock-based compensation, depreciation as well as travel, trade show sponsorships and events, conferences, and internet advertising costs. Advertising costs are expensed as incurred. The Company incurred advertising costs of $45 thousand and $8 thousand for the years ended December 31, 2021 and 2020, respectively.
Research and Development
Research and Development—The Company is in the research and development phase. The Company’s product offering relies heavily on new technology currently undergoing development and does not yet meet standard specifications to be sold commercially. Research and development costs are expensed as incurred and consist primarily of product development material costs, consumables, maintenance spare parts, raw materials, components, scrap, freight costs, compensation costs and employee benefits, stock-based compensation, depreciation charges, consulting services, and other direct expenses, net of government grants.
The Company receives funding from federal agencies for research and development activities related to its products. Under certain circumstances, up to the entire amount of funding may need to be repaid to the grantor in the form of a success fee in future periods if the Company monetizes the results of the activities funded by the grantor.
The portion of such funding that the Company may be required to repay in certain circumstances is recorded in accrued and other liabilities and was $452 thousand and $186 thousand as of December 31, 2021 and 2020, respectively.
General and Administrative	General and Administrative—General and administrative costs include executive and administrative compensation costs and employee benefits, stock-based compensation, depreciation charges, professional services fees, insurance costs, bad debt, other allocated costs, such as facility-related expenses, supplies, and other fixed costs.
Stock-Based Compensation
Stock-Based Compensation—The Company accounts for stock-based compensation in accordance with ASC 718, Compensation – Stock Compensation (“ASC 718”).
The Company measures compensation expense for all stock-based awards for stock options granted to employees and non-employees based on the estimated fair values on the date of the grant. The fair value of each stock option granted is estimated using the Black-Scholes Merton option-pricing model using the single-option award approach. The following assumptions are used in the Black-Scholes Merton option-pricing model:
Risk-Free Interest Rate—The risk-free interest rate is based on the implied yield available on the date of grant on U.S. Treasury zero-coupon issued with a term that is equal to the option’s expected term at the grant date.
Expected Volatility—The Company estimates the volatility for option grants by evaluating the average historical volatility of a peer group of companies for the period immediately preceding the option grant for a term that is approximately equal to the option’s expected term.
Expected Term— The expected term for employees represents the period over which options granted are expected to be outstanding using the simplified method, as the Company’s historical share option exercise experience does not provide a reasonable basis upon which to estimate the expected term. The simplified method deems the term to be the average of the time-to-vesting and contractual life of the stock-based awards.
Dividend Yield—The Company has not declared or paid dividends to date and does not anticipate declaring dividends. A such, the dividend yield has been estimated to be zero.
In accordance with ASU 2016-09, Improvements to Employee Share-Based Payment Accounting, the Company may account for forfeitures as they occur or use estimated forfeitures. The Company elected to use actual forfeitures. The share-based compensation expense is recognized using a straight-line basis over the requisite service periods of the awards. The requisite service period is generally the vesting period of such options, and the stock-based compensation expense is presented as a component of operating expenses within the statements of operations.
The Company recognizes all excess tax benefits and deficiencies for share-based awards as an income tax expense or benefit in the statements of operations. Excess tax benefits are classified with other income tax in the Consolidated Statement of Cash Flows as an operating activity.

Income Taxes
Income Taxes—The Company accounts for income taxes under the asset and liability method. Under this method, deferred taxes are determined based on the temporary differences between the financial statement and tax bases of assets and liabilities using tax rates expected to be in effect during the years in which the bases differences are expected to reverse. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in the Consolidated Statement of Operations in the period that includes the enactment date. The Company provides for a valuation allowance when it is more likely than not that some portion of, or all of the Company’s deferred tax assets will not be realized. In making such determination, the Company considers all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax-planning strategies, and results of recent operations. As of December 31, 2021 and 2020, the Company has recorded a full valuation allowance against its deferred tax assets.
ASC 740, Accounting for Income Taxes, requires that the tax benefit of net operating losses, temporary differences and credit carryforwards be recorded as an asset to the extent that management assesses that realization is “more likely than not.” Realization of the future tax benefits is dependent on the Company’s ability to generate sufficient taxable income within the carryforward period. Because of the Company’s history of operating losses, management believes that recognition of the deferred tax assets arising from the above-mentioned future tax benefits is currently not likely and, accordingly, has provided a full valuation allowance for these tax benefits for fiscal years 2021 and 2020.
The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. No amounts were accrued for the payment of interest and penalties as of December 31, 2021 and 2020 as the Company is currently not aware of any issues under review that could result in significant payments, accruals, or material deviation from its position.

Fair Value	Fair Value—The Company follows ASC 820, Fair Value Measurements (“ASC 820”), which establishes a common definition of fair value to be applied when U.S. GAAP requires the use of fair value, establishes a framework for measuring fair value, and requires certain disclosure about such fair value measurements.
ASC 820 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company’s assumptions about what market participants would use in pricing the asset or liability based on the best information available in the circumstances. The hierarchy is broken down into three levels based on the reliability of inputs as follows:
Level 1: Observable inputs such as quoted prices in active markets for identical assets or liabilities to which the Company has access at a measurement date.
Level 2: Observable inputs other than Level 1 quoted prices that are observable for the asset or liability, either directly or indirectly; these include quoted prices for similar assets or liabilities in an active market, quoted prices for identical assets and liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.
Level 3: Unobservable inputs for which little or no market data exists and for which the Company must develop its own assumptions regarding the assumptions that market participants would use in pricing the asset or liability, including assumptions regarding risk.
Because of the uncertainties inherent in the valuation of assets or liabilities for which there are no observable inputs, those estimated fair values may differ significantly from the values that may have been used had a ready market for the assets or liabilities existed.

Recent Accounting Pronouncements
Recent Accounting Pronouncements
Pursuant to the Jumpstart Our Business Startups Act (“JOBS Act”), an emerging growth company is provided the option to adopt new or revised accounting standards that may be issued by the FASB or the SEC either (i) within the same periods as those otherwise applicable to non-emerging growth companies or (ii) within the same time periods as private companies. The Company has elected to use the extended transition period for complying with any new or revised financial accounting standards. As a result, the Company’s financial statements may not be comparable to the financial statements of issuers who are required to comply with the effective date for new or revised accounting standards that are applicable to public companies. The Company also intends to continue to take advantage of some of the reduced regulatory and reporting requirements of emerging growth companies pursuant to the JOBS Act so long as the Company qualifies as an emerging growth company.
In February 2016, the FASB issued No. ASU 2016-02, Leases (ASC 842) which superseded previous guidance related to accounting for leases. This new guidance requires lessees to recognize most leases on their balance sheets as right-of-use (“ROU”) assets with corresponding lease liabilities and eliminates certain real estate-specific provisions. Accounting for lessors is substantially unchanged from current accounting principles. Lessees will be required to classify leases as either finance leases or operation leases. Initial balance sheet measurement is similar for both types of leases; however, expense recognition and amortization of right-of-use assets will differ.
The new standard provides optional practical expedients in transition including a package of practical expedients that will allow the Company to carry forward its historical classification of existing leases. In addition, the new standard also provides practical expedients for an entity’s ongoing accounting. The Company elected the short-term lease recognition exemption for all leases that qualify, which means leases with initial terms of 12 months or less will not be recorded on the balance sheet. The new standard is effective for fiscal years beginning after December 15, 2021.
The Company adopted ASC 842 effective January 1, 2022. The most significant effect of the adoption resulted in the recognition of an ROU asset and liability of approximately $5,000 thousand. The adoption of this standard did not have a material impact on the Company’s results of operations, cash flows or liquidity measures.
In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”), which requires the measurement and recognition of expected credit losses for financial assets held at amortized cost. ASU 2016-13 replaces the existing incurred loss impairment model with a forward-looking expected credit loss model, which will result in earlier recognition of credit losses. ASU 2016-13 is effective for emerging-growth companies for fiscal years beginning after December 15, 2022, and interim periods within those fiscal years. The Company is currently evaluating the impact that the standard will have on its financial statements and related disclosures.
In December 2019, the FASB issued ASU No. 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes (“ASU 2019-12”), which simplifies the accounting for income taxes. ASU 2019-12 is effective for emerging-growth companies for fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022. The Company is currently evaluating the impact that the standard will have on its financial statements and related disclosures.
In August 2020, the FASB issued ASU 2020-06, Debt—Debt with Conversion and Other Options (Subtopic470-20) and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic 815-40)—Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity (“ASU 2020-06”). ASU 2020-06 reduces the number of accounting models for convertible debt instruments and redeemable convertible preferred stock. For convertible instruments with conversion features that are not required to be accounted for as derivatives under Topic 815, Derivatives and Hedging, or that do not result in substantial premiums accounted for as paid-in capital, the embedded conversion features no longer are separated from the host contract. ASU 2020-06 also removes certain conditions that should be considered in the derivatives scope exception evaluation under Subtopic 815-40, Derivatives and Hedging—Contracts in Entity’s Own Equity, and clarify the scope and certain requirements under Subtopic 815-40. In addition, ASU 2020-06 improves the guidance related to the disclosures and earnings-per-share (EPS) for convertible instruments and contracts in an entity’s own equity. ASU 2020-06 is effective for public companies for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. For all other companies, the amendments are effective for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years. Early adoption is permitted, but no earlier than fiscal years beginning after December 15, 2020, including interim periods within those fiscal years. As of December 31, 2021, the Company did not hold any instruments within the scope of ASU 2020-06.